Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 7,790	$ 445
Amounts receivable (Note 16)	769	3,367
Unbilled revenue	216	2,640
Prepaid expenses (Note 11)	458	536
Current assets	9,233	6,988
Prepaid expenses	13	17
Property and equipment (Note 4)	2,769	2,911
Intangible assets (Note 5)	777	847
Right of use assets (Note 6)	268	401
Investment (Note 7)	776	776
Total assets	13,836	11,940
Current liabilities:
Accounts payable and accrued liabilities (Note 8)	2,589	4,826
Bank loan (Note 9(a))	16	32
Current portion of government loans (Note 9(d))	61	132
Loan payable (Note 9(b))	103	97
Lease obligations (Note 10)	222	340
Unearned revenue	2,379	2,022
Income taxes payable	14	24
Current liabilities	5,384	7,473
Long-term project financing (Note 9(c))	176	167
Long-term government loans (Note 9(d))	139	141
Loan payable (Note 9(b))	119	172
Unearned revenue	81	136
Lease obligations (Note 10)	70	112
Total liabilities	5,969	8,201
Shareholders’ equity (deficiency):
Share capital (Note 13(a))	221,223	213,528
Warrants (Note 14)	624	367
Accumulated other comprehensive loss	(235)	(147)
Contributed surplus (Note 13(b))	26,301	28,009
Deficit	(240,046)	(238,018)
Total shareholders’ equity	7,867	3,739
Total liabilities and shareholders’ equity	$ 13,836	$ 11,940